UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Elkhorn Partners Limited Partnership

Address:   2222 Skyline Drive
           Elkhorn, NE 68022


Form 13F File Number: 28-12336


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting Manager
Phone:  (402) 289-3217

Signature,  Place,  and  Date  of  Signing:

/s/ Alan S. Parsow                 Elkhorn, Nebraska                  8/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total:  $       95,538
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Berkshire Hathaway Inc. Del  CL A           84670108     6,000        50 SH       SOLE                       50      0    0
Berkshire Hathaway Inc. Del  CL B           84670702     7,463    93,650 SH       SOLE                   93,650      0    0
BMP Sunstone Corporation     COM            05569C105      448    87,000 SH       SOLE                   87,000      0    0
Breeze-Eastern Corp.         COM            106764103      352    60,400 SH       SOLE                   60,400      0    0
Bristol Myers Squibb Co.     COM            110122108      412    16,500 SH       SOLE                   16,500      0    0
Cadiz Inc.                   COM            127537207    2,099   173,932 SH       SOLE                  173,932      0    0
CAE Inc.                     COM            124765108      227    26,000 SH       SOLE                   26,000      0    0
CBS Corp. New                CL B           124857202      317    24,500 SH       SOLE                   24,500      0    0
CME Group Inc.               COM            12572Q105      549     1,950 SH       SOLE                    1,950      0    0
Columbia Laboratories Inc.   COM            197779101       34    32,500 SH       SOLE                   32,500      0    0
Comarco Inc.                 COM            200080109    1,429   608,000 SH       SOLE                  608,000      0    0
Comcast Corp. New            CL A SPL       20030N200    1,438    87,500 SH       SOLE                   87,500      0    0
Dow Chem Co.                 COM            260543103      256    10,800 SH       SOLE                   10,800      0    0
Enerplus Resources Fund      UNIT           29274D604      809    37,500 SH       SOLE                   37,500      0    0
Frontier Communications Corp COM            35906A108      324    45,500 SH       SOLE                   45,500      0    0
Gencorp Inc                  COM            368682100       71    16,200 SH       SOLE                   16,200      0    0
General Electric Co          COM            369604103      522    36,200 SH       SOLE                   36,200      0    0
Google Inc                   CL A           38259P508      245       550 SH       SOLE                      550      0    0
Healthcare Rlty TR           REIT           421946104      257    11,700 SH       SOLE                   11,700      0    0
Hollywood Media Corp         COM            436233100      415   351,882 SH       SOLE                  351,882      0    0
Imergent Inc                 COM            45247Q100      305    83,400 SH       SOLE                   83,400      0    0
Innodata Isogen Inc          COM            457642205       50    19,500 SH       SOLE                   19,500      0    0
International Business Mach  COM            459200101      508     4,100 SH       SOLE                    4,100      0    0
Kennedy-Wilson Hldgs         COM            489398107   36,473 3,611,200 SH       SOLE                3,611,200      0    0
K Sea Transn Partners LP     ltdp           48268Y101      588   119,500 SH       SOLE                  119,500      0    0
Level 3 Communications Inc   COM            52729N100       38    35,000 SH       SOLE                   35,000      0    0
Lowe's Cos Inc               COM            548661107      204    10,000 SH       SOLE                   10,000      0    0
Martha Stewart Living        CL A           573083102      213    43,200 SH       SOLE                   43,200      0    0
MDC Partners Inc             COM            552697104      706    66,100 SH       SOLE                   66,100      0    0
Microsoft Corp.              COM            594918104      702    30,500 SH       SOLE                   30,500      0    0
New Frontier Media Inc       COM            644398109       51    31,500 SH       SOLE                   31,500      0    0
NGas Resources Inc           COM            62912T103      289   275,000 SH       SOLE                  275,000      0    0
NYSE Euronext                COM            629491101    1,011    36,600 SH       SOLE                   36,600      0    0
Orbit Intl Corp              COM New        685559304    2,275   630,076 SH       SOLE                  630,076      0    0
Osteotech Inc                COM            688582105      129    40,800 SH       SOLE                   40,800      0    0
Penn West Energy Trust       UNIT           707885109    1,137    59,800 SH       SOLE                   59,800      0    0
Perma-Fix Environmental Svcs COM            714157104      250   155,000 SH       SOLE                  155,000      0    0
Pfizer Inc                   COM            717081103      235    16,500 SH       SOLE                   16,500      0    0
Playboy Enterprises Inc      CL A           728117201      423   102,000 SH       SOLE                  102,000      0    0
Playboy Enterprises Inc      CL B           728117300      380    90,500 SH       SOLE                   90,500      0    0
Polymet Mining Corp.         COM            731916102      134    91,000 SH       SOLE                   91,000      0    0
Proshares Short Dow 30       ETF            74347R701      313     5,800 SH       SOLE                    5,800      0    0
Proshares Short S&P 500      ETF            74347R503    1,282    23,300 SH       SOLE                   23,300      0    0
Proshares Ultrashort S&P 500 ETF            74347R883      249     6,600 SH       SOLE                    6,600      0    0
Reading International Inc    CL A           755408101      218    55,000 SH       SOLE                   55,000      0    0
Rewards Network Inc          COM            761557206    9,749   713,199 SH       SOLE                  713,199      0    0
SMF Energy Corp              COM            78453M208       29    24,445 SH       SOLE                   24,445      0    0
Student Loan Corp            COM            863902102    1,161    48,200 SH       SOLE                   48,200      0    0
Taylor Devices Inc           COM            877163105      195    37,016 SH       SOLE                   37,016      0    0
Time Warner Inc              COM            887317303      304    10,500 SH       SOLE                   10,500      0    0
US Natural Gas Fund LP       ETF            912318102       83    10,700 SH       SOLE                   10,700      0    0
Verizon Communications Inc   COM            92343V104      305    10,900 SH       SOLE                   10,900      0    0
Viacom Inc - Class B         CL B           92553P201    1,459    46,500 SH       SOLE                   46,500      0    0
Wal Mart Stores Inc          COM            931142103      341     7,100 SH       SOLE                    7,100      0    0
White Mtns Ins Group Ltd     COM            G9618E107    9,888    30,500 SH       SOLE                   30,500      0    0
Yahoo Inc                    COM            984332106      194    14,000 SH       SOLE                   14,000      0    0
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